Prepayments and Other Current Assets - Schedule of movement in the allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	¥ 109,315	$ 16,753	¥ 83,991	¥ 72,115
Adoption of ASU 326	9,053	1,387	0	0
Amounts charged to expenses	(2,973)	(456)	24,807	10,099
Amounts written off	(10,099)	(1,548)	(2)	(1)
Disposal of a subsidiary	(68)	(10)	0	0
Foreign Exchange effect	(5,208)	(797)	519	1,778
Ending balance	100,020	15,329	109,315	83,991
Prepaid Expenses and Other Current Assets [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	144,622	22,164	75,648	5,941
Adoption of ASU 326	19,765	3,029	0	0
Amounts charged to expenses	10,862	1,665	69,218	68,194
Amounts written off	0	0	0	(5)
Disposal of a subsidiary	(11)	(2)	0	(228)
Foreign Exchange effect	(3,619)	(554)	(244)	1,746
Ending balance	¥ 171,619	$ 26,302	¥ 144,622	¥ 75,648